SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Apr. 30, 2024	Nov. 30, 2022
cash and cash equivalents	$ 1,060,921
Marketable securities	$ 177,124,457
Temporary Equity, Redemption Price Per Share	$ 10.27
Cash underwriting fees	$ 1,725,000
Payments for Underwriting Expense	1,725,000
Deferred underwriting fees	6,900,000
Other offering costs	581,212
Temporary equity offering costs	10,881,785
Permanent equity reduction	49,427
Unrecognized tax benefit	0	0
Cash FDIC insured amount	250,000
Total assets	178,292,737	25,000
Old Glory Holding Co [Member]
cash and cash equivalents	72,399,000	174,605,000
Cash FDIC insured amount	250,000
Total assets	257,421,000	183,401,000
Loans	100,000
Impairment of intangible assets	0	0
Marketing and advertising costs	$ 1,328,000	$ 1,142,000
Old Glory Holding Co [Member] | Minimum [Member] | Technology-Based Intangible Assets [Member]
Intangible assets useful life	5 years
Old Glory Holding Co [Member] | Maximum [Member] | Technology-Based Intangible Assets [Member]
Intangible assets useful life	7 years
Old Glory Holding Co [Member] | Building and Building Improvements [Member] | Minimum [Member]
Estimated useful life	10 years
Old Glory Holding Co [Member] | Building and Building Improvements [Member] | Maximum [Member]
Estimated useful life	40 years
Old Glory Holding Co [Member] | Land Improvements [Member]
Estimated useful life	10 years
Old Glory Holding Co [Member] | Furniture and Fixtures [Member] | Minimum [Member]
Estimated useful life	3 years
Old Glory Holding Co [Member] | Furniture and Fixtures [Member] | Maximum [Member]
Estimated useful life	10 years
Old Glory Holding Co [Member] | Old Glory Intellectual Property Holdings LLC [Member]
Ownership percentage			100.00%
Old Glory Holding Co [Member] | American Mortgage Bank LLC [Member]
Purchase price			$ 1,196,774
First State Bank of Elmore County [Member] | Old Glory Holding Co [Member]
Total assets				$ 13,700,000
Class A Ordinary Shares [Member]
Warrants to purchase an aggregate shares	14,075,000
Common Class B [Member] | Old Glory Holding Co [Member]
Warrants outstanding			356,000
IPO [Member]
Offering costs	$ 10,931,212